UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2009

Date of reporting period:  February 28, 2009

Item 1. Reports to Stockholders.

Annual Report

Class A Shares (AASAX)
Class I Shares (AASFX)

February 28, 2009

Advisor:  Ascentia Capital Partners, LLC
5470 Kietzke Lane, Suite 230
Reno, Nevada 89511

Table of Contents

LETTER TO SHAREHOLDERS	3
EXPENSE EXAMPLE	6
INVESTMENT HIGHLIGHTS	8
SCHEDULE OF INVESTMENTS	11
STATEMENT OF ASSETS AND LIABILITIES	22
STATEMENT OF OPERATIONS	23
STATEMENT OF CHANGES IN NET ASSETS	24
FINANCIAL HIGHLIGHTS	25
NOTES TO FINANCIAL STATEMENTS	27
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM	36
ADDITIONAL INFORMATION	37

Dear Shareholders:

We are pleased to have this opportunity to update you on the Alternative Strategies Mutual Fund. Below, we review the performance to date and our investment outlook.

Performance Review
Since the launch of Alternative Strategies Mutual Fund – Class I (the “Fund”) on March 3, 2008, the investment environment has been extremely challenging. The S&P 500 stock market index lost 43.35% for the twelve month period from the Fund’s inception through February 28, 2009. By comparison, the Alternative Strategies Mutual Fund lost 10.59% for the same time period. During this time, volatility rose due to investor concerns relating to the broadening Credit Crisis and the related economic recession. Volatility, typically measured by annualized standard deviation and used as a primary measure of risk, was 22.50% for the broad market. Another risk measure, known as ‘drawdown’, is the measure of loss of capital from peak to trough. The S&P 500 Index had a worst drawdown of 46.41% for the period. Also by comparison, the Fund experienced an annualized standard deviation of only 6.61% and a worst drawdown of 12.80%.  While we are not happy with a loss, we are satisfied with our overall relative performance during this difficult first year.

The superior return and risk performance of the Fund was a function of our investment management process. Our process is two fold: 1) we allocate the Fund’s assets among alternative investment strategies that have low correlations to stock and bond markets and to each other, and 2) we deploy risk management tools in the form of active exposure analysis when our models and management experience indicate (i.e. hedge overlays). At the end of the period the Fund had six separate investment strategies in place: Global Macro, Long/Short Equity, Market Neutral, Commodity Index Alpha, International Hedged Equity, and Convertible Bond Arbitrage. The combination of these strategies resulted in moderate net long equity, fixed income, and commodity exposure. As the Credit Crisis deepened, and global equity markets continued to decline, we employed hedge overlays to our equity and commodity exposures in order to hedge out the bulk of the Fund’s net exposure to these asset classes, and to preserve capital. These hedges were removed in late 2008 as the market temporarily regained its footing, then were put back in place in late January as the equity market declines continued. Much of our favorable 2008 performance was due to the application of these hedge overlays. Strategy allocation also played a significant role, as the strategies in the Fund were some of the better performing alternative investment strategies last year.

Investment Outlook
Our indicators continue to point to a mixed investment position as can be seen in the associated pie chart. Half of the indicators that make up this Market Gauge are technical in nature and half are fundamental. While the fundamentals are more neutral with economic data mixed, the technical indicators are tilted bearish, as market trends continue to point downward and volatility continues to be high. Market trends, volatility, deflation, credit spreads, and investor sentiment should continue to be what we watch for with respect to changes to our Market Gauge, our market outlook, and our resulting portfolio exposures.

ACP Multi Factor Market Gauge
February 28, 2009

The Credit Crisis continues unabated, regardless of the significant effort to halt it by the Federal Reserve and the Treasury Department. Multiple stabilization programs have been introduced and implemented in an attempt to unfreeze credit markets. These efforts, larger than any seen in history, should eventually prevail over the massive debt unwinding that continues to thwart investment and economic activity. We expect markets to remain volatile and ‘news-driven’ for the foreseeable future. It may take considerable time to get capital flowing again, which is necessary for the economy to rebound. We are closely watching for signs of true fundamental growth in the economy to see if it is time to increase our allocation to investment strategies that are more significantly tied to economic activity.

The inflationary consequences of the Fed’s unprecedented monetary stimulus program  has yet to be seen in stock prices, primarily due to the deflationary effects of the massive debt unwinding that still exists in the system. However, commodity markets and equities related to basic materials have begun to rise, partially in anticipation of the ugly consequence of the government stimulus efforts. If the economy does catch its footing and begin to improve, we expect it will be next year at the earliest and before inflation becomes a serious issue. However, the stock market is a forward-looking machine and stock prices typically rise before true economic recovery.  We have been increasing our commodity-related holdings based upon the recent unprecedented price declines and the more recent positive relative strength of the asset class.

Given the depth of the market declines, the market potentially being oversold near-term, and the growing positive effects of the significant monetary and fiscal stimulus, we expect a bear market rally in the first half of 2009.  However, our longer-term outlook continues to be cautious, as it will likely take time to fix these significant financial and economic issues.  Although we expect markets to remain volatile, this volatility should provide opportunity for our diverse investment strategies to potentially perform well.  Our risk management applications and hedge overlays are designed to mitigate volatility and risk.

We continue to believe our diversified, opportunistically hedged approach is appropriate for this uncertain market. Thank you for your investment and continued support of the Fund.

Past performance is not a guarantee of future results.

Opinions expressed are those of the Fund, are subject to change, and should not be considered a recommendation to buy or sell any security.

Mutual fund investing involves risk.  Principal loss is possible.  The Fund invests in foreign securities which involve greater volatility and political, economic and currency risk and differences in accounting methods.  The Fund invests in smaller companies which involves additional risks such as limited liquidity and greater volatility.  Investments in debt securities decrease in value when interest rates rise and this risk is greater for longer-term debt securities.  Certain hedging techniques and leverage employed in the management of the Fund may accelerate the velocity of possible losses.  Short selling involves the risk of a potentially unlimited increase in the market value of the security sold short, which could result in potentially unlimited loss for the Fund.  Derivatives involve investment exposure that may exceed the original cost and a small investment in derivatives could have a large potential impact on the performance of the Fund.  Options held in the Fund may be illiquid and the fund manager may have difficulty closing out a position.  The Fund’s strategies and potential for high turnover could affect the amount, timing and character of distributions.  The Fund will bear its share of the fees and expenses of the underlying ETFs.  Shareholders will pay higher expenses than would be the case if making direct investments in the underlying ETFs.  Because the Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Fund’s ability to sell its shares.  Alternative investments may not be suitable for all investors.

The S&P 500 is an unmanaged market-weighted index of 500 of the nation’s largest stocks from a variety of industries.  The S&P 500 represents about 80% of the total market value of all stocks on the New York Stock Exchange.  Market-weighted means that component stocks are weighted according to the total value of their outstanding shares.  You cannot invest directly in an index.

Standard Deviation is a statistical measure of the historical volatility of a mutual fund or portfolio, usually computed using 36 monthly returns.  Alpha is an annualized return measure of how much better or worse a fund’s performance is relative to an index of funds in the same category, after allowing differences in risk.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  The prospectus contains this and other important information about the Fund, and it may be obtained by calling 1-866-506-7390.  Read it carefully before investing.

The Alternative Strategies Mutual Fund is distributed by Quasar Distributors, LLC.

ALTERNATIVE STRATEGIES MUTUAL FUND
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/08 – 2/28/09).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. If you purchase Class A shares of the Fund you will pay an initial sales charge of 5.75% when you invest. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares of the Fund within 30 days of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, advisory fees, fund administration and accounting, custody and transfer agent fees and dividends on short positions. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in

ALTERNATIVE STRATEGIES MUTUAL FUND
Expense Example (continued)
(Unaudited)

comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Class A
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	11/5/08	2/28/09	11/5/08 – 2/28/09*
Actual**	$1,000.00	$928.10	$8.43
Hypothetical (5% return
before expenses)***	$1,000.00	$994.44	$8.72

*	Expenses are equal to the Fund’s annualized expense ratio of 2.75%, multiplied by the average account value over the period, multiplied by 116/365 to reflect the relevant time period.
**	Including shorts, your actual cost of investing in the Fund would be $9.77.
***	Including shorts, your hypothetical cost of investing in the Fund would be $10.17.

	Class I
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	9/1/08	2/28/09	9/1/08 – 2/28/09*
Actual**	$1,000.00	$885.30	$12.20
Hypothetical (5% return
before expenses)***	$1,000.00	$992.02	$12.89

*	Expenses are equal to the Fund’s annualized expense ratio of 2.61%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
**	Including shorts, your actual cost of investing in the Fund would be $13.70.
***	Including shorts, your hypothetical cost of investing in the Fund would be $14.60.

ALTERNATIVE STRATEGIES MUTUAL FUND
Investment Highlights
(Unaudited)

The investment objective of the Fund is long term capital appreciation with low correlation to broad market indices. The Fund seeks to achieve its investment objective by investing primarily in common and preferred stocks and other equity instruments, bonds and other fixed income securities, and other investment companies, including exchange-traded funds (“ETFs”) and money market funds in proportions consistent with the Adviser’s evaluation of their expected risks and returns. In making these allocations the Adviser considers various factors, including macroeconomic conditions, corporate earnings at a macro level, anticipated inflation and interest rates, consumer risk and the status of the market as a whole. The Fund’s assets may be allocated between equity securities and fixed-income securities at the discretion of the Adviser. The Fund’s allocation of portfolio assets as of February 28, 2009 is shown below.

Allocation of Portfolio Assets
% of Net Assets

	Long	Short
Public Equities
Consumer Discretionary	1.57%	-1.76%
Consumer Staples	1.38%	-1.36%
Energy	1.99%	-1.52%
Financials	4.48%	-1.86%
Health Care	1.83%	-1.48%
Industrials	1.37%	-1.16%
Information Technology	1.54%	-1.85%
Materials	0.92%	-0.56%
Telecommunication Services	0.83%	-0.59%
Utilities	1.00%	-0.76%
Total Public Equities	16.91%	-12.90%

Exchange-Traded Funds	51.87%
Exchange-Traded Notes	4.34%
Short-Term Investments	6.79%
Other Assets in Excess of Liabilities	20.09%

ALTERNATIVE STRATEGIES MUTUAL FUND — CLASS A
Investment Highlights (continued)
(Unaudited)
Total Returns as of February 28, 2009
		Since
	Three	Inception
	Months	(10/15/08)
Alternative Strategies Mutual Fund – Class A – No Load	(3.12)%	(7.19)%
Alternative Strategies Mutual Fund – Class A – With Load	(8.71)%	(12.56)%
S&P 500 Index	(17.31)%	(18.04)%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-506-7390. The Fund imposes a 2.00% redemption fee on shares held less than thirty days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and index on  inception date. The chart does not reflect any future performance.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks.

One cannot invest directly in an index.

Growth of $10,000 Investment

ALTERNATIVE STRATEGIES MUTUAL FUND — CLASS I
Investment Highlights (continued)
(Unaudited)
Total Returns as of February 28, 2009
		Since
	Six	Inception
	Months	(3/3/08)
Alternative Strategies Mutual Fund – Class I	(11.47)%	(10.59)%
S&P 500 Index	(41.82)%	(43.35)%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-506-7390. The Fund imposes a 2.00% redemption fee on shares held less than thirty days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and index on inception date. The chart does not reflect any future performance.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks.

One cannot invest directly in an index.

Growth of $10,000 Investment

ALTERNATIVE STRATEGIES MUTUAL FUND
Schedule of Investments
February 28, 2009

	Shares	Value
COMMON STOCKS 15.65%
Aerospace & Defense 0.62%
Boeing Co.	446	$14,022
Empresa Brasileira de Aeronautica SA — ADR	300	3,243
Honeywell International, Inc.	654	17,547
Lockheed Martin Corp.	190	11,991
Northrop Grumman Corp.	336	12,553
Raytheon Co.	324	12,950
		72,306
Airlines 0.18%
AMR Corp.(a)	2,091	8,552
US Airways Group, Inc.(a)	1,618	4,611
UAL Corp.(a)	1,518	7,454
		20,617
Auto Components 0.25%
The Goodyear Tire & Rubber Co.(a)	2,302	10,221
Johnson Controls, Inc.	1,083	12,324
TRW Automotive Holdings Corp.(a)	2,705	6,790
		29,335
Automobiles 0.50%
Ford Motor Co.(a)	17,512	35,024
General Motors Corp.	4,600	10,350
Tata Motors Ltd — ADR	1,300	4,563
Toyota Motor Corp. — ADR	125	7,893
		57,830
Building Products 0.08%
Masco Corp.	1,836	9,455

Capital Markets 0.17%
Blackstone Group LP	2,689	13,095
Credit Suisse Group — ADR	275	6,644
		19,739
Chemicals 0.24%
The Dow Chemical Co.	667	4,776
EI Du Pont de Nemours & Co.	703	13,188
Syngenta AG ADR	225	9,634
		27,598
Commercial Banks 0.65%
Banco Bilbao Vizcaya Argentaria SA — ADR	600	4,302
Banco Latinoamericano de Exportaciones SA	900	8,163
Banco Santander Central Hispano SA — ADR	1,000	6,020
The Bank Holdings, Inc.(a)	18,289	13,351
Bank of America Corp.	1,023	4,041
BB&T Corp.	550	8,871

The accompanying notes are an integral part of these financial statements.

ALTERNATIVE STRATEGIES MUTUAL FUND
Schedule of Investments (continued)
February 28, 2009

	Shares	Value
Commercial Banks 0.65% (continued)
Fifth Third Bancorp	1,366	$2,882
PNC Financial Services Group	255	6,972
Regions Financial Corp.	1,461	4,997
SunTrust Banks, Inc.	456	5,486
Wells Fargo & Co.	910	11,011
		76,096
Communications Equipment 0.16%
Motorola, Inc.	4,080	14,362
Research In Motion Ltd.(a)	100	3,994
		18,356
Computers & Peripherals 0.52%
Dell, Inc.(a)	955	8,146
Hewlett-Packard Co.	266	7,722
International Business Machines Corp.	237	21,811
Seagate Technology	1,586	6,820
Sun Microsystems, Inc.(a)	3,361	15,730
		60,229
Construction & Engineering 0.03%
KHD Humboldt Wedag International Ltd.(a)	500	3,910

Consumer Finance 0.02%
ORIX Corp. — ADR	200	1,976

Diversified Financial Services 0.87%
Citigroup, Inc.	2,914	4,371
ING Groep NV — ADR	500	2,255
Meritor Savings Bank PA(a)	41,000	94,300
		100,926
Diversified Telecommunication Services 0.67%
Brasil Telecom Participacoes SA	150	4,736
Qwest Communications International Inc.	2,476	8,394
Sprint Corp.(a)	6,499	21,382
Verizon Communications, Inc.	1,525	43,508
		78,020
Electric Utilities 0.55%
Cia Energetica de Minas Gerais	200	2,732
Consolidated Edison, Inc.	464	16,801
CPFL Energia SA — ADR	200	7,840
Edison International	530	14,427
Korea Electric Power Corp. — ADR(a)	800	6,104
PG&E Corp.	438	16,740
		64,644

The accompanying notes are an integral part of these financial statements.

ALTERNATIVE STRATEGIES MUTUAL FUND
Schedule of Investments (continued)
February 28, 2009

	Shares	Value
Electronic Equipment, Instruments & Components 0.26%
Ingram Micro, Inc.(a)	1,150	$12,523
Sanmina-SCI Corporation(a)	13,252	3,313
Tech Data Corp.(a)	823	14,230
		30,066
Food & Staples Retailing 0.46%
The Kroger Co.	610	12,609
Safeway, Inc.	464	8,584
Supervalu, Inc.	1,122	17,514
Sysco Corp.	718	15,437
		54,144
Food Products 0.24%
Cresud S.A.C.I.F y A. — ADR	1,000	7,170
Sara Lee Corp.	1,717	13,238
Zhongpin, Inc.(a)	900	7,650
		28,058
Gas Utilities 0.07%
Nicor, Inc.	260	8,159

Health Care Equipment & Supplies 0.06%
Smith & Nephew PLC — ADR	200	7,066

Health Care Providers & Services 1.03%
AmerisourceBergen Corp.	509	16,166
Cardinal Health, Inc.	643	20,865
Humana, Inc.(a)	548	12,971
McKesson Corp.	676	27,730
UnitedHealth Group, Inc.	973	19,119
Wellpoint, Inc.(a)	690	23,405
		120,256
Hotels, Restaurants & Leisure 0.05%
Carnival Plc — ADR	300	6,042

Household Durables 0.13%
Desarrolladora Homex SA de CV — ADR(a)	150	1,878
Sony Corp. — ADR	250	4,140
Whirlpool Corp.	408	9,070
		15,088
Industrial Conglomerates 0.26%
Siemens AG — ADR	125	6,327
Tyco International Ltd.	1,179	23,639
		29,966

The accompanying notes are an integral part of these financial statements.

ALTERNATIVE STRATEGIES MUTUAL FUND
Schedule of Investments (continued)
February 28, 2009

	Shares	Value
Insurance 1.40%
The Allstate Corp.	1,080	$18,176
AXA — ADR	350	3,178
CNA Financial Corp.	1,320	10,507
Fidelity National Title Group, Inc.	2,239	37,100
Genworth Financial, Inc.	4,318	5,225
Hartford Financial Services Group, Inc.	2,453	14,963
Lincoln National Corp.	989	8,496
Loews Corp.	868	17,230
Prudential Financial, Inc.	941	15,442
Sun Life Financial, Inc.	300	4,671
Travelers Companies, Inc.	628	22,702
Xl Cap Ltd.	1,667	5,518
		163,208
IT Services 0.10%
Automatic Data Processing, Inc.	332	11,338

Machinery 0.02%
CNH Global N V	300	2,190

Media 0.19%
CBS Corp. Class B	2,087	8,911
Regal Entertainment Group	1,290	13,210
		22,121
Metals & Mining 0.53%
Anglo American Plc — ADR	600	4,242
BHP Billiton Ltd. — ADR	150	5,463
General Metals Corp.(a)	110,000	3,861
Gold Fields Ltd. — ADR	500	5,090
St. Andrew Goldfields Ltd.(a)	250,000	43,232
		61,888
Multiline Retail 0.15%
Sears Holdings Corp.(a)	462	16,983

Multi-Utilities 0.38%
Duke Energy Corp	2,033	27,385
Sempra Energy	396	16,462
		43,847
Oil, Gas & Consumable Fuels 1.99%
Anadarko Petroleum Corp.	503	17,580
BP Plc — ADR	200	7,672
ChevronTexaco Corp.	605	36,729
ConocoPhillips	512	19,123
ENI SpA — ADR	150	6,001

The accompanying notes are an integral part of these financial statements.

ALTERNATIVE STRATEGIES MUTUAL FUND
Schedule of Investments (continued)
February 28, 2009

	Shares	Value
Oil, Gas & Consumable Fuels 1.99% (continued)
Enterprise GP Holdings LP	453	$8,865
Enterprise Products Partners LP	705	15,214
Exxon Mobil Corp.	413	28,043
Hess Corp.	176	9,625
Kinder Morgan Energy Partners LP	287	13,234
Sunoco Logistics Partners LP	236	12,978
Sunoco, Inc.	666	22,278
Total SA — ADR	150	7,080
Valero Energy Corp.	1,170	22,675
Williams Cos, Inc.	450	5,085
		232,182
Paper & Forest Products 0.15%
International Paper Co.	999	5,684
Weyerhaeuser Co.	480	11,597
		17,281
Personal Products 0.08%
Alberto-Culver Company	407	9,011

Pharmaceuticals 0.74%
Bristol-Myers Squibb Co.	1,276	23,491
GlaxoSmithKline Plc — ADR	300	9,039
Merck & Co., Inc.	410	9,922
Novartis AG — ADR	200	7,250
Pfizer, Inc.	1,570	19,327
Wyeth	418	17,063
		86,092
Real Estate Investment Trusts (REITs) 0.11%
DuPont Fabros Technology Inc.	2,401	12,773

Road & Rail 0.14%
Burlington Northern Santa Fe Corp.	271	15,927

Semiconductors & Semiconductor Equipment 0.03%
STMicroelectronics NV — ADR	800	3,560

Software 0.48%
Microsoft Corp.	2,944	47,546
Shanda Interactive Entertainment Ltd — ADR(a)	250	8,205
		55,751
Specialty Retail 0.32%
Autonation, Inc.(a)	2,230	22,255
Limited Brands	1,394	10,720
Office Depot, Inc.(a)	4,733	4,970
		37,945

The accompanying notes are an integral part of these financial statements.

ALTERNATIVE STRATEGIES MUTUAL FUND
Schedule of Investments (continued)
February 28, 2009

	Shares	Value
Textiles, Apparel & Luxury Goods 0.02%
Gildan Activewear, Inc.(a)	300	$2,220

Tobacco 0.59%
Altria Group, Inc.	2,222	34,307
British American Tobacco Plc — ADR	175	8,932
Lorillard, Inc.	295	17,240
Reynolds American, Inc.	250	8,395
		68,874
Wireless Telecommunication Services 0.16%
America Movil SA de CV — ADR	175	4,459
Telephone & Data Systems, Inc.	266	7,847
Turkcell Iletisim Hizmet AS — ADR	550	6,776
		19,082
TOTAL COMMON STOCKS (Cost $2,688,693)		1,822,155
EXCHANGE TRADED NOTES 4.34%
S&P Commodity Trends Indicator Total Return Index	44,000	478,280
S&P 500 VIX Short-Term Futures Total Return Index	250	27,167
TOTAL EXCHANGE TRADED NOTES (Cost $519,645)		505,447

INVESTMENT COMPANIES 51.87%
Energy Select Sector SPDR Fund	12,000	494,040
iShares iBoxx Investment Grade Corporate Bond Fund	5,450	513,172
iShares MSCI Brazil Index Fund	14,000	479,920
iShares NASDAQ Biotechnology Index Fund(a)	7,600	479,332
iShares Russell 1000 Value Index Fund	5,500	209,110
iShares Russell 2000 Growth Index Fund	12,700	537,718
iShares S&P 100 Index Fund	2,900	101,645
iShares S&P Latin America 40 Index Fund	8,000	187,120
iShares S&P North America Technology Semiconductor Index Fund	18,000	489,600
iShares S&P US Preferred Stock Index Fund	26,000	496,860
PowerShares QQQ Trust, Series 1	25,300	696,509
ProShares UltraShort MSCI EAFE	1,000	135,180
ProShares UltraShort S&P 500	4,600	451,996
SPDR Gold Trust(a)	8,300	768,829
TOTAL INVESTMENT COMPANIES (Cost $6,480,445)		6,041,031

PREFERRED STOCKS 1.26%
Commercial Banks 0.21%
Citizens Funding Trust I	3,500	24,500
Diversified Financial Services 1.05%
Bank of America Corp.	15,000	122,100
TOTAL PREFERRED STOCKS (Cost $107,276)		146,600

The accompanying notes are an integral part of these financial statements.

ALTERNATIVE STRATEGIES MUTUAL FUND
Schedule of Investments (continued)
February 28, 2009
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS 6.79%
Money Market Funds 6.79%
Fidelity Institutional Money Market Portfolio	$791,208	$791,208
TOTAL SHORT-TERM INVESTMENTS (Cost $791,208)		791,208
Total Investments (Cost $10,587,267) 79.91%		9,306,441
Other Assets in Excess of Liabilities 20.09%		2,339,233
TOTAL NET ASSETS 100.00%		$11,645,674

Percentages are stated as a percent of net assets.

ADRAmerican Depositary Receipt
(a)  Non Income Producing

The accompanying notes are an integral part of these financial statements.

ALTERNATIVE STRATEGIES MUTUAL FUND
Schedule of Securities Sold Short
February 28, 2009

	Shares	Value
COMMON STOCK 12.90%
3M Co.	347	$15,775
Abbott Laboratories	509	24,096
Activision Blizzard, Inc.	706	7,081
Adobe Systems, Inc.	307	5,127
Amazon.Com, Inc.	434	28,119
American Tower Corp. — Class A	487	14,181
Amgen, Inc.	493	24,122
Annaly Mortgage Management, Inc.	860	11,954
Apache Corp.	268	15,836
Apollo Group, Inc.	175	12,687
Apple Computer, Inc.	271	24,203
AT&T, Inc.	1,495	35,536
Autozone, Inc.	90	12,801
Bank of America Corp.	1,260	4,977
Bank of New York Mellon Corp.	738	16,361
BlackRock, Inc.	91	8,810
Carnival Corp.	848	16,587
Celgene Corp.	333	14,895
The Charles Schwab Corp.	759	9,647
Chesapeake Energy Corp.	615	9,619
Cisco Systems, Inc.	1,884	27,450
CME Group, Inc.	70	12,768
The Coca-Cola Co.	711	29,044
Comcast Corp.	1,636	21,366
Costco Wholesale Corp.	190	8,045
Crown Castle International Corp.	527	9,244
CSX Corp.	230	5,676
CVS Corp.	668	17,194
Danaher Corp.	333	16,903
Deere & Co.	294	8,082
Devon Energy Corp.	308	13,450
Diamond Offshore Drilling Inc.	129	8,081
The DIRECTV Group Inc.	513	10,229
EOG Resources, Inc.	264	13,211
EQT Corp.	395	12,146
Equity Residential	340	5,984
Exelon Corp.	302	14,260
First Solar, Inc.	84	8,882
FirstEnergy Corp.	285	12,130
FPL Group, Inc.	362	16,409
Freeport-McMoRan Copper & Gold, Inc.	389	11,833
General Electric Co.	3,090	26,296
Genzyme Corp.	162	9,871
Gilead Sciences, Inc.	576	25,805
The Goldman Sachs Group, Inc.	394	35,886

The accompanying notes are an integral part of these financial statements.

ALTERNATIVE STRATEGIES MUTUAL FUND
Schedule of Securities Sold Short (continued)
February 28, 2009

	Shares	Value
COMMON STOCK 12.90% (continued)
Google, Inc.	111	$37,517
HCP, Inc.	409	7,472
Hudson City Bancorp, Inc.	644	6,678
Illinois Tool Works, Inc.	331	9,202
Intel Corp.	1,406	17,912
J.P. Morgan Chase & Co.	710	16,224
Johnson & Johnson	497	24,850
Liberty Media Corp.	822	14,237
Lowe’s Cos, Inc.	787	12,466
Mastercard, Inc.	61	9,640
McDonald’s Corp.	729	38,090
Medtronic, Inc.	605	17,902
MetroPCS Communications, Inc.	658	9,541
Monsanto Co.	369	28,144
Mosaic Co.	298	12,829
Nike, Inc.	242	10,050
Noble Corp.	383	9,418
Norfolk Southern Corp.	212	6,725
Northern Trust Corp.	226	12,554
NYSE Euronext	392	6,617
Occidental Petroleum Corp.	430	22,304
Oracle Corp.	1,785	27,739
PepsiCo, Inc.	440	21,182
Philip Morris International, Inc.	665	22,258
PNC Financial Services Group	213	5,823
PPL Corp.	503	14,029
Praxair, Inc.	212	12,031
Procter & Gamble Co.	622	29,962
Public Storage, Inc.	184	10,208
QUALCOMM, Inc.	761	25,440
Schering Plough Corporation	1,310	22,781
Schlumberger Ltd.	747	28,431
Simon Property Group, Inc.	230	7,613
The Southern Co.	654	19,823
Southwestern Energy Co.	382	10,990
State Street Corp.	323	8,162
Stryker Corp.	232	7,811
T. Rowe Price Group, Inc.	299	6,799
Target Corp.	426	12,060
Transocean Ltd.	287	17,154
Union Pacific Corp.	209	7,842
United Parcel Service, Inc.	503	20,714
United Technologies Corp.	225	9,187
Visa, Inc.	431	24,442
Vornado Realty Trust	189	6,186

The accompanying notes are an integral part of these financial statements.

ALTERNATIVE STRATEGIES MUTUAL FUND
Schedule of Securities Sold Short (continued)
February 28, 2009

	Shares	Value
COMMON STOCK 12.90% (continued)
Walgreen Co.	453	$10,809
Wal-Mart Stores, Inc.	405	19,942
The Walt Disney Co.	980	16,435
Weatherford International Ltd.	715	7,629
Wells Fargo & Co.	1,325	16,033
XTO Energy, Inc.	647	20,484
Yahoo!, Inc.	702	9,287
TOTAL SECURITIES SOLD SHORT
(PROCEEDS $1,934,139) 12.90%		$1,502,317

The accompanying notes are an integral part of these financial statements.

ALTERNATIVE STRATEGIES MUTUAL FUND
Schedule of Open Futures Contracts
February 28, 2009

	Number			Unrealized
	of Contracts	Contract	Settlement	Appreciation/
Description	Purchased	Value	Month	(Depreciation)
Cattle Live	1	$33,560	June-09	$(433)
Cattle Live	1	33,690	August-09	(33)
Cocoa	1	24,130	May-09	(3,692)
Cocoa	1	24,030	July-09	(2,522)
Coffee ‘C’	1	42,825	July-09	(4,577)
Copper	1	38,725	July-09	(2,140)
Copper Mini	1	19,225	April-09	(852)
Corn	1	17,950	May-09	(1,653)
Corn	1	18,425	July-09	(1,703)
Corn	1	18,888	September-09	(2,378)
Cotton #2	1	21,630	May-09	(4,397)
Cotton #2	1	22,355	July-09	(3,472)
Crude Oil	1	48,980	July-09	(3,022)
Gold Mini	1	31,357	June-09	1,094
Gold Mini	1	31,424	August-09	1,629
Heating Oil Mini	1	26,628	April-09	(3,824)
Heating Oil Mini	1	26,817	May-09	(3,173)
Hogs Lean	1	29,010	June-09	(223)
Hogs Lean	1	29,740	July-09	(223)
Natural Gas	1	45,450	July-09	(6,402)
Orange Juice — A Frozen Concentrated	2	20,895	May-09	(2,142)
Orange Juice — A Frozen Concentrated	2	21,690	July-09	(1,760)
Orange Juice — A Frozen Concentrated	1	11,303	September-09	(1,765)
Platinum	1	54,465	July-09	5,528
Silver	1	65,625	July-09	1,023
Soybean	1	43,750	July-09	(6,840)
Soybean Mini	1	8,750	July-09	(1,474)
Sugar #11	2	31,069	July-09	488
Sugar #11 (World)	1	15,378	May-09	670
Sugar #11 (World)	1	15,926	October-09	793
Wheat	1	26,075	May-09	(3,153)
Wheat	1	26,662	July-09	(4,090)
TOTAL FUTURES
CONTRACTS PURCHASED		$926,427		$(54,718)

	Number			Unrealized
	of Contracts	Contract	Settlement	Appreciation/
Description	Sold	Value	Month	(Depreciation)
Silver Mini	1	$13,146	July-09	$1,453
TOTAL FUTURES
CONTRACTS SOLD		$13,146		$1,453

The accompanying notes are an integral part of these financial statements.

ALTERNATIVE STRATEGIES MUTUAL FUND
Statement of Assets and Liabilities

February 28, 2009

Assets
Investments, at value (cost $10,587,267)	$9,306,441
Cash	1,500,000
Dividends and interest receivable	4,371
Deposit for short sales at broker	2,021,163
Deposit for futures at broker	470,142
Receivable for investments sold	1,306,331
Receivable from Adviser	25,237
Receivable for Fund shares issued	8,845
Other assets	31,929
Total Assets	14,674,459

Liabilities
Payable for Fund shares redeemed	10,520
Payable for investments purchased	1,452,008
Securities sold short, at market value (proceeds $1,934,139)	1,502,317
Payable to affiliates	32,068
Accrued distribution fees	125
Accrued expenses and other liabilities	31,747
Total Liabilities	3,028,785
Net Assets	$11,645,674

Net Assets Consist Of:
Paid-in capital	$12,999,729
Accumulated net investment income	1,045
Accumulated net realized loss	(452,831)
Net unrealized appreciation (depreciation) on:
Investments	(1,280,826)
Short transactions	431,822
Futures contracts	(53,265)
Net Assets	$11,645,674

Class A Shares
Net Assets	377,049
Shares of beneficial interest outstanding
(unlimited number of shares authorized, $0.001 par value)	27,258
Net asset value and redemption price per share(1)	$13.83
Maximum offering price per share ($13.83/0.9425)	$14.67

Class I Shares
Net Assets	11,268,625
Shares of beneficial interest outstanding
(unlimited number of shares authorized, $0.001 par value)	976,954
Net asset value and redemption price per share(1)	$11.53

(1)  If applicable, redemption price per share may be reduced by a redemption fee

The accompanying notes are an integral part of these financial statements.

ALTERNATIVE STRATEGIES MUTUAL FUND

Statement of Operations

For the Period Ended February 28, 2009(1)

Investment Income
Dividend income(2)	$237,734
Interest income	79,134
Total Investment Income	316,868

Expenses
Advisory fees	170,632
Legal fees	45,003
Transfer agent fees and expenses	41,182
Administration fees	34,961
Audit and tax fees	29,244
Fund accounting fees	27,368
Federal and state registration fees	20,929
Dividends on short positions	16,738
Custody fees	9,784
Chief Compliance Officer fees and expenses	8,318
Reports to shareholders	5,574
Trustees’ fees and related expenses	2,902
Distribution Fees — Class A	126
Other expenses	1,893
Total Expenses	414,654
Less waivers and reimbursement by Adviser	(156,549)
Net Expenses	258,105

Net Investment Income	58,763

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	27,232
Option contracts expired or closed	74,964
Short transactions	(1,305)
Futures contracts closed	(551,557)
Change in net unrealized appreciation/depreciation on:
Investments	(1,280,826)
Short transactions	431,822
Futures contracts	(53,265)
Net Realized and Unrealized Loss on Investments	(1,352,946)
Net Decrease in Net Assets from Operations	$(1,294,172)

(1)  The Fund commenced operations on March 3, 2008.
(2)  Net of $891 in withholding tax.

The accompanying notes are an integral part of these financial statements.

ALTERNATIVE STRATEGIES MUTUAL FUND

Statement of Changes in Net Assets

Period Ended
February 28, 2009(1)

From Operations
Net investment income	$58,763
Net realized gain (loss) from:
Investments	27,232
Option contracts expired or closed	74,964
Short transactions	(1,305)
Futures contracts closed	(551,557)
Change in net unrealized appreciation (depreciation) on:
Investments	(1,280,826)
Short transactions	431,822
Futures contracts	(53,265)
Net decrease in net assets from operations	(1,294,172)

From Distributions
Net investment income — Class A	(92,742)
Net investment income — Class I	(616)
Net decrease in net assets resulting from distributions paid	(93,358)

From Capital Share Transactions
Proceeds from shares sold — Class A	409,540
Proceeds from shares sold — Class I	14,418,310
Net asset value of shares issued in reinvestment of
distributions to shareholders — Class A	616
Net asset value of shares issued in reinvestment of
distributions to shareholders — Class I	77,836
Payments for shares redeemed — Class A(2)	(19,341)
Payments for shares redeemed — Class I	(1,853,757)
Net increase in net assets from capital share transactions	13,033,204
Total Increase in Net Assets	11,645,674

Net Assets
Beginning of period	—
End of period	$11,645,674

(1)  The Fund commenced operations on March 3, 2008.
(2)  Net of redemption fees of $1,367.

The accompanying notes are an integral part of these financial statements.

ALTERNATIVE STRATEGIES MUTUAL FUND — CLASS A

Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Period Ended
February 28, 2009(1)
Net Asset Value, Beginning of Period	$15.00

Income (loss) from investment operations:
Net investment income(2)	0.03
Net realized and unrealized loss on investments	(1.23)
Total from Investment Operations	(1.20)

Less distributions paid:
From net investment income	(0.09)
Total distributions paid	(0.09)
Paid-in capital from redemption fees (Note 2)	0.12
Net Asset Value, End of Period	$13.83
Total Return(3)	(7.19)%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$377

Ratio of expenses to average net assets:
Before waiver and expense reimbursement(4)(5)	6.63%
After waiver and expense reimbursement(4)(5)	3.18%

Ratio of net investment income (loss) to average net assets:
Before waiver and expense reimbursement(5)	(2.80)%
After waiver and expense reimbursement(5)	0.65%

Portfolio turnover rate(3)	347.24%

(1)	Class A commenced operations on November 5, 2008.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Not annualized for periods less than a full year.
(4)
The ratio of expenses to average net assets includes dividends on short positions. The before waiver and expense reimbursement and after waiver and expense reimbursement ratios excluding dividends on short positions were 6.20% and 2.75%.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

ALTERNATIVE STRATEGIES MUTUAL FUND — CLASS I

Financial Highlights

Per Share Data for a Share Outstanding Throughout the Year

Period Ended
February 28, 2009(1)
Net Asset Value, Beginning of Period	$13.00

Income (loss) from investment operations:
Net investment income(2)	0.08
Net realized and unrealized loss on investments	(1.45)
Total from Investment Operations	(1.37)

Less distributions paid:
From net investment income	(0.10)
Total distributions paid	(0.10)
Net Asset Value, End of Period	$11.53
Total Return(3)	(10.59)%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$11,269

Ratio of expenses to average net assets:
Before waiver and expense reimbursement(3)(4)	4.73%
After waiver and expense reimbursement(3)(4)	2.95%

Ratio of net investment income (loss) to average net assets:
Before waiver and expense reimbursement(5)	(1.11)%
After waiver and expense reimbursement(5)	0.67%

Portfolio turnover rate(3)	347.24%

(1)	Class I commenced operations on March 3, 2008.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Not annualized for periods less than a full year.
(4)
The ratio of expenses to average net assets includes dividends on short positions. The before waiver and expense reimbursement and after waiver and expense reimbursement ratios excluding dividends on short positions were 4.54% and 2.76%.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

ALTERNATIVE STRATEGIES MUTUAL FUND
Notes to Financial Statements
February 28, 2009

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Alternative Strategies Mutual Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long term capital appreciation with low correlation to broad market indices. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund commenced operations on March 3, 2008. Effective October 15, 2008, the Fund issued a new class of shares, Class A, and renamed the existing class as Class I. Class A shares commenced operations November 5, 2008. Class A shares are subject to a 0.25% distribution fee.  Each class of shares has identical rights and privileges except with respect to the distribution fees, and voting rights on matters affecting a single class of shares. Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Ascentia Capital Partners, LLC (the “Adviser”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a Pricing Service.  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Specifically, composite pricing looks

ALTERNATIVE STRATEGIES MUTUAL FUND
Notes to Financial Statements (continued)
February 28, 2009

at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Futures contracts are valued at the last sale price at the close of trading on the relevant exchange or board of trade.  If there was no sale on the applicable exchange or board of trade on such day, at the average of quoted bid and asked prices as of the close of such exchange or board of trade.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith in accordance with procedures adopted by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price or NOCP may not reflect its actual market value at the time of the U.S. market close. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements”. SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The Fund has adopted SFAS No. 157. The adoption of SFAS No. 157 did not have any material effect on the Funds’ net asset values.

FAS 157 – Summary of Fair Value Exposure at February 28, 2009

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

ALTERNATIVE STRATEGIES MUTUAL FUND
Notes to Financial Statements (continued)
February 28, 2009

The following is a summary of the inputs used, as of February 28, 2009, in valuing the Fund’s investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total
Investments in Securities	$9,306,441	—	—	$9,306,441
Other Financial Instruments*	$ 378,557	—	—	$ 378,557

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, options, and securities held short which are valued at the unrealized appreciation / depreciation on the instrument.

(b)	Foreign Securities

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund isolates the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

(c)	Short Positions

The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short positions. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend expense. As collateral for its short positions, the Fund is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or

ALTERNATIVE STRATEGIES MUTUAL FUND
Notes to Financial Statements (continued)
February 28, 2009

liquid securities. These segregated assets are valued consistent with Note 2a above. The amount of segregated assets are required to be adjusted daily to reflect changes in the market value of the securities sold short. The Fund’s receivable for proceeds on securities sold short is with one major security dealer. The Fund does not require this broker to maintain collateral in support of the receivable for proceeds on securities sold short.

(d)	Options

The Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, the Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period in the event the option is exercised. As a holder of a put option, the Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period in the event the option is exercised.

The premium that the Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option at the time of the trade. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to market to reflect the current value of the option written.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.

(e)	Futures Note

The Fund may enter into futures contracts traded on domestic exchanges, including stock index futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A stock

ALTERNATIVE STRATEGIES MUTUAL FUND
Notes to Financial Statements (continued)
February 28, 2009

index futures contract does not involve the physical delivery of the underlying stocks in the index. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments and 2) the possible absence of a liquid secondary market for any particular instrument at any time.

(f)	Federal Income Taxes

The Fund complies with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(g)	Distributions to Shareholders

The Fund will distribute any net investment income and any net realized long-or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

(h)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(i)	Share Valuation

The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The Fund charges a 2.00% redemption fee on shares held less than thirty days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily NAV calculation. Redemption fees of $1,367 were charged by the Fund during the period ended February 28, 2009.

ALTERNATIVE STRATEGIES MUTUAL FUND
Notes to Financial Statements (continued)
February 28, 2009

(j)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are allocated between the funds of the Trust based upon the ratio of the net assets of each fund to the combined net assets of the Trust, or other equitable means. Expenses directly attributable to a class of shares, which presently only include distribution fees, are recorded to the specific class.

(k)	Other

Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(l)	New Accounting Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

(3)	Federal Tax Matters

Distributions paid to shareholders for the period ended February 28, 2009 were as follows:

	Ordinary Income	Long-term Capital Gains
February 28, 2009	$93,358	$0

As of February 28, 2009, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments	$10,585,809
Gross tax unrealized appreciation	$681,552
Gross tax unrealized depreciation	(1,582,363)
Net tax unrealized depreciation	$(900,811)
Undistributed ordinary income	$—
Undistributed long-term capital gain	—
Total distributable earnings	$—
Other accumulated gains/losses	$(453,244)
Total accumulated earnings/(losses)	$(1,354,055)

ALTERNATIVE STRATEGIES MUTUAL FUND
Notes to Financial Statements (continued)
February 28, 2009

The difference between book basis and tax basis of investments relates to wash sale deferrals and outstanding partnership adjustments.

At February 28, 2009, the Fund had accumulated net realized capital loss carryovers of $181,668 which will expire on February 28, 2017.  To the extent the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover.

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

Accumulated Net Investment Income	35,640
Accumulated Net Realized Gain/(Loss)	(2,165)
Paid-In Capital	(33,475)

At February 28, 2009, the Fund deferred, on a tax basis, post-October losses of $324,335.

In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 addresses the accounting for uncertainty in income taxes and establishes for all entities, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction). The Fund recognizes tax benefits only if it is more likely than not that a tax position (including the Fund’s assertion that its income is exempt from tax) will be sustained upon examination. The Fund adopted FIN 48 in fiscal 2009. The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of February 28, 2009. Also, the Fund had recognized no interest and penalties related to uncertain tax benefits in fiscal 2009. At February 28, 2009, the fiscal year 2009 remains open to examination in the Fund’s major tax jurisdictions.

(4)	Distribution Plan

The Trust has adopted a plan pursuant to Rule 12b-1 (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Fund’s average daily net assets of Class A shares for services to prospective Fund shareholders and distribution of Fund shares.  During the period ended February 28, 2009, the Fund accrued expenses of $126 pursuant to the 12b-1 Plan.  As of February 28, 2009, $126 was available for future 12b-1 expenses.

(5)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 1.95% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses for an indefinite period at the discretion of the Adviser and

ALTERNATIVE STRATEGIES MUTUAL FUND
Notes to Financial Statements (continued)
February 28, 2009

the Board of Trustees to the extent necessary to ensure that the Fund’s operating expenses do not exceed 2.75% for Class A shares and (i) 2.99% through October 15, 2008; and (ii) 2.50% on and after October 16, 2008 for Class I shares (the “Expense Limitation Cap”) with respect to the average daily net assets for each share class.  For the period ended February 28, 2009, expenses of $156,549 incurred by the Fund were waived or reimbursed by the Adviser. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap; provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring in:

2011	$156,549

Sub-advisory services are provided to the Funds, pursuant to agreements between the Adviser and the below listed sub-advisers. Under the terms of these sub-advisory agreements, the Adviser compensates the sub-advisors based on the portion of the Fund’s average daily net assets which they have been allocated to manage.

Adagio Capital Management, LLC
Research Affiliates, LLC
REX Capital Advisors, LLC
Sage Capital Management, LLC

(6)	Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund. A Trustee of the Trust is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

(7)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

Period Ended
Class A	February 28, 2009(1)
Shares Sold	28,463
Shares issued to holders in reinvestment of distributions	43
Shares Redeemed	(1,248)
Net Increase	27,258

(1)	Class commenced operations on November 5, 2008.

ALTERNATIVE STRATEGIES MUTUAL FUND
Notes to Financial Statements (continued)
February 28, 2009

Period Ended
Class I	February 28, 2009(1)
Shares Sold	1,122,195
Shares issued to holders in reinvestment of distributions	6,514
Shares Redeemed	(151,755)
Net Increase	976,954

(1)	Class commenced operations on March 3, 2008.

(8)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the period ended February 28, 2009, were $26,749,029 and $16,979,087, respectively. There were no purchases or sales of U.S. government securities for the Fund.

(9)	Subsequent Event

Effective March 31, 2009, Adagio Capital Management, LLC (“Adagio”) has been acquired by Dunham & Associates Investment Counsel, Inc. (“DAIC”).  Under the Investment Company Act of 1940, as amended, the acquisition of Adagio by DAIC results in the assignment and automatic termination of the sub-advisory agreement between the Adviser and Adagio.  Accordingly, the Adviser has entered into a sub-advisory agreement with DAIC, effective March 31, 2009, which incorporates the same terms and conditions included in the terminated agreement with Adagio.  The sub-advisory agreement with DAIC was approved by the Trust’s Board of Trustees in accordance with an exemptive order granted to the Fund by the Securities and Exchange Commission effective as of October 15, 2008.

ALTERNATIVE STRATEGIES MUTUAL FUND
Report of Independent Registered Public Accounting Firm

To the Shareholders of Alternative Strategies Fund and
Board of Trustees of Trust for Professional Managers:

We have audited the accompanying statement of assets and liabilities of Alternative Strategies Fund (the “Fund”), one of the diversified series constituting Trust for Professional Managers, including the schedule of investments, as of February 28, 2009, and the related statements of operations, changes in net assets, and the financial highlights for the period from March 3, 2008 (commencement of operations) to February 28, 2009. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2009, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of February 28, 2009, and the results of its operations, the changes in its net assets, and the financial highlights for the period from March 3, 2008 (commencement of operations) to February 28, 2009, in conformity with accounting principles generally accepted in the United States of America.

Milwaukee, Wisconsin
April 27, 2009

ALTERNATIVE STRATEGIES MUTUAL FUND
Additional Information
(Unaudited)

Tax Information

The Fund designates 100% of its ordinary income distribution for the period ended February 28, 2009 as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the period ended February 28, 2009, 100% of dividends paid from net ordinary income qualify for the dividends received deduction available to corporate shareholders.

Indemnifications

Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-866-506-7390.

Independent Trustees

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Position(s)	Office and	Occupation(s)	Complex(1)	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Dr. Michael D. Akers	Trustee	Indefinite	Professor and	1	Independent
615 E. Michigan St.		Term; Since	Chair of		Trustee, USA
Milwaukee, WI 53202		August 22,	Accounting,		MUTUALS
Age: 53		2001	Marquette		(an open-end
			University		investment
			(2004–present);		company with
			Associate Professor		two portfolios).
of Accounting,
Marquette University
(1996–2004).

ALTERNATIVE STRATEGIES MUTUAL FUND
Additional Information (continued)
(Unaudited)

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Position(s)	Office and	Occupation(s)	Complex(1)	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee
Gary A. Drska	Trustee	Indefinite	Captain, Midwest	1	Independent
615 E. Michigan St.		Term; Since	Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 52		2001	(1985–Present);		(an open-end
			Director, Flight		investment
			Standards & Training		company with
			(1990–1999).		two portfolios).
Interested Trustees and Officers
Joseph C. Neuberger(2)	Chairperson,	Indefinite	Executive Vice	1	Trustee,
615 E. Michigan St.	President	Term; Since	President, U.S.		Buffalo Funds
Milwaukee, WI 53202	and	August 22,	Bancorp Fund		(an open-end
Age: 46	Trustee	2001	Services, LLC		investment
			(1994–present)		company with
ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
two portfolios)
John Buckel	Vice	Indefinite	Fund	N/A	N/A
615 E. Michigan St.	President	Term; Since	Administration
Milwaukee, WI 53202	and	January 11,	and Compliance,
Age: 51	Principal	2008	U.S. Bancorp Fund
	Accounting		Services, LLC
	Officer/		(2004–present);
	Treasurer		UMB Investment
Services Group
(2000–2004).

ALTERNATIVE STRATEGIES MUTUAL FUND
Additional Information (continued)
(Unaudited)

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Position(s)	Office and	Occupation(s)	Complex(1)	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee
Kristin M. Cuene	Chief	Indefinite	Attorney,	N/A	N/A
615 E. Michigan St.	Compliance	Term; Since	Compliance
Milwaukee, WI 53202	Officer	January 23,	Officer, U.S.
Age: 40+		2009	Bancorp Fund
Services, LLC
(2008–present);
Attorney,
Investment
Management,
Quarles & Brady, LLP
(2007-2008);
Student, University
of Pennsylvania
(2004-2007).
Rachel A. Spearo	Secretary	Indefinite	Counsel, U.S.	N/A	N/A
615 E. Michigan St.		Term; Since	Bancorp Fund
Milwaukee, WI 53202		November 15,	Services, LLC
Age: 29		2005	(2004–present)
________
(1)
The Trust is comprised of numerous series managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment adviser  with any other series.

(2)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an affiliated person of Quasar Distributors, LLC, the Fund’s principal underwriter.

(This Page Intentionally Left Blank.)

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in the annual report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION

The Alternative Strategies Mutual Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Alternative Strategies Mutual Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-866-506-7390. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-866-506-7390, or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files its schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

ALTERNATIVE STRATEGIES MUTUAL FUND

Investment Adviser	Ascentia Capital Partners, LLC
5470 Kietzke Lane, Suite 230
Reno, Nevada 89511

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Deloitte & Touche LLP
Accounting Firm	555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant	U.S. Bancorp Fund Services, LLC
and Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive Suite 302
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.  A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Dr. Michael Akers is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.  Dr. Akers holds a Ph.D. in accountancy and is a professor of accounting at Marquette University in Milwaukee, Wisconsin.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services for the first fiscal year.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for the first fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 2/28/2009
Audit Fees	24,650
Audit-Related Fees
Tax Fees	4,500
All Other Fees

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Deloitte & Touche LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FYE 2/28/2009
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the first fiscal year.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 2/28/2009
Registrant	0
Registrant’s Investment Adviser	0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)      /s/ Joseph Neuberger
Joseph Neuberger, President

Date  May 4, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Joseph Neuberger
Joseph Neuberger, President

Date  May 4, 2009

By (Signature and Title)      /s/ John Buckel
John Buckel, Treasurer

Date  May 4, 2009